SCHEDULE OF PORTFOLIO SEGMENT (Details) - Old Glory Holding Co [Member] - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Gross loans	$ 22,631	$ 17,702		$ 3,785
Less: Allowance for credit losses	(369)	(227)	$ (109)	(43)	$ (25)
NET LOANS	22,262	17,475		3,742
Residential Portfolio Segment [Member]
Gross loans	2,178	1,899		522
Less: Allowance for credit losses	(25)	(11)	(11)	(11)	(4)
Commercial Real Estate Portfolio Segment [Member]
Gross loans	11,506	10,268		960
Less: Allowance for credit losses	(128)	(96)	(18)	(1)	(7)
Commercial Portfolio Segment [Member]
Gross loans	7,034	3,917		1,724
Less: Allowance for credit losses	(201)	(109)	(55)	(27)	(13)
Consumer Portfolio Segment [Member]
Gross loans	1,913	1,618		579
Less: Allowance for credit losses	$ (15)	$ (11)	$ (26)	$ (4)	$ (1)